o BT INSTITUTIONAL FUNDS o

                              Equity 500 Index Fund

                                  ANNUAL REPORT
                                 ---------------
                                 DECEMBER o 1996
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================================================================================
Equity 500 Index Fund

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders .....................................................   3

Equity 500 Index Fund
     Statement of Assets and Liabilities ...................................   5
     Statement of Operations ...............................................   5
     Statement of Changes in Net Assets ....................................   6
     Financial Highlights ..................................................   7
     Notes to Financial Statements .........................................   8
     Report of Independent Accountants .....................................   9

Equity 500 Index Portfolio
     Schedule of Portfolio Investments .....................................  10
     Statement of Assets and Liabilities ...................................  16
     Statement of Operations ...............................................  16
     Statement of Changes in Net Assets ....................................  17
     Financial Highlights ..................................................  17
     Notes to Financial Statements .........................................  18
     Report of Independent Accountants .....................................  19

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Equity 500 Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

The BT Institutional Equity 500 Index Fund (the "Fund") returned 22.75% for the twelve months ended December 31, 1996, tightly tracking both the 22.96% return of the S&P 500 Index and the 22.30% return of the Lipper S&P 500 Average. Since its inception on December 31, 1992, the Fund is up 88.09%, cumulatively, as of December 31, 1996. This is a 17.11% average annualized total return.*

--------------------------------------------------------------------------------
                                   Objective
Seeks to match the performance of the stock market, as represented by the S&P 500 Index, before expenses.
--------------------------------------------------------------------------------

MARKET ACTIVITY

The bull market continued to roar in 1996 for equities, even if just a little less quietly than it did in 1995. The major difference between the two years was the higher degree of market volatility in 1996. Certainly, moderate growth of the economy, benign inflation, and interest rates unchanged by the Federal Reserve Board since January 1996 contributed to the year's low volatility by historical standards. So, too, did sustained positive numbers for employment, wages, and consumer confidence as well as the anticipated and then actual status quo results of the presidential and congressional elections.

Still, volatility dominated equities progress as mixed economic signals and investors' concerns gave way to significant, though short-lived, "hiccups." After running strong through June, the Dow Jones Industrial Average plummeted 161 points on July 15, 1996. Wall Street held its breath, and economists had a field day predicting future chaos. But within two days, Wall Street exhaled, and the so-called experts were forced to admit that it is harder than ever to predict what happens next. By the middle of October, the Dow Jones broke the 6,000 barrier for the first time, and by Thanksgiving, the Dow leaped past 6,500 points. The Standard & Poor's 500 Index also moved to new record highs with increasing frequency, completely confounding general expectations that a serious stock market correction was at hand. Alan Greenspan's comments in early December about a "bubble" in stock prices and "irrational exuberance" in the market led to another wobble, but even that lasted less than a day. Small capitalization stocks slightly outperformed large cap stocks for the first six months of 1996, however, the July correction hit smaller cap stocks much harder than larger cap equities. Jitters led investors to the more seasoned, well known companies, and thus, for the twelve month period, large capitalization stocks outperformed small cap stocks. Within the large cap sector, growth stocks outperformed value stocks by approximately 1.50%. However, the opposite was true in small cap equities, where value stocks outperformed growth stocks by more than 10.00%, primarily due to the lag of the technology sector in the second half of the year.

--------------------------------------------------------------------------------
                             Investment Instruments
Primarily equity securities, consisting of common stock of current S&P 500 companies.
--------------------------------------------------------------------------------

Overall, leading groups for 1996 included oil and gas drilling, shoes, and electronic semi-conductors. Trucking and transport, broadcast/media, and machines were the year's biggest losing sectors.

================================================================================
                           Ten Largest Stock Holdings
================================================================================
              General Electric Co.  Merck & Company, Inc.
--------------------------------------------------------------------------------
              Coca Cola Co.         Philip Morris Companies, Inc.
--------------------------------------------------------------------------------
              Exxon Corp.           Royal Dutch Petroleum Co.
--------------------------------------------------------------------------------
              Intel Corp.           IBM Corp.
--------------------------------------------------------------------------------
              Microsoft Corp.       Procter & Gamble Co.
================================================================================

MANAGER OUTLOOK

As the current stock market continues its run in what, to date, qualifies as the longest bull market in American economic history, the dominant question looking ahead is probably whether the market can repeat its performance in 1997. December numbers reported strength in industrial production, capacity utilization, and exports. Plus, stronger employment and income triggered a boost in end of year final sales, consumer spending, and consumer confidence. All of these factors suggest that the economy will likely expand somewhat in the months ahead, driving up wages and renewing inflationary pressures that, in turn, may drive up interest rates. While these conditions would serve as a drag on equities, we also believe that corporate profits are strong enough to overcome the effect of any increase in interest rates. Thus, in all, we believe there is still great opportunity for capital appreciation through equities, and we maintain a positive outlook for stock market performance. Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the BT Institutional Equity 500 Index Fund and look forward to continuing to serve your investment needs for many years to come.


                               /s/ Frank Salerno
                               -----------------
                                  Frank Salerno
                            Portfolio Manager of the
                           Equity 500 Index Portfolio
                               December 31, 1996

----------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so than an investor's shares, when redeemed, may be worth more or less than their original cost.

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Equity 500 Index Fund

Letter to Shareholders
--------------------------------------------------------------------------------

    [The following table was depicted as a pie graph in the printed material]

--------------------------------------------------------------------------------
                    Diversification of Portfolio Investments
--------------------------------------------------------------------------------
                       By Sector as of December 31, 1996
                    (percentages are based on market value)

                       Consumer Durables              4%
                       Other                          5%
                       Retail Trade                   5%
                       Energy                         9%
                       Business Equipment & Service  10%
                       Utilities                     10%
                       Chemicals                      3%
                       Consumer Non-Durables         15%
                       Finance & Building            15%
                       Capital Goods                 14%
                       Health Care                   10%

================================================================================

Performance Comparison
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in the Equity 500 Index Fund and the S&P 500 Index since December 31, 1992.

                                  Total Return
                            Ended December 31, 1996

                         One Year Since      12/31/92*
                                 22.75%         88.09%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

   [The following table was depicted as a line graph in the printed material]

        ---- Equity 500 Index Fund - $18,809
     - - - - S&P 500 Index - $18,867

12/92    10000    10000
3/93     10420    10437
6/93     10491    10487
9/93     10736    10758
12/93    10984    11008
3/94     10573    10590
6/94     10615    10635
9/94     11126    11155
12/94    11137    11153
3/95     12214    12239
6/95     13388    13408
9/95     14445    14473
12/95    15323    15344
3/96     16135    16168
6/96     16854    16894
9/96     17366    17416
12/96    18809    18867

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.

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Equity 500 Index Fund

Statement of Assets and Liabilities December 31, 1996
--------------------------------------------------------------------------------

Assets
     Investment in Equity 500 Index Portfolio, at Value .......   $1,299,685,050
     Receivable for Shares of Beneficial Interest Subscribed ..        8,137,945
     Receivable from Equity 500 Index Portfolio ...............          196,852
     Prepaid Expenses and Other ...............................           30,012
                                                                  --------------
Total Assets ..................................................    1,308,049,859
                                                                  --------------
Liabilities
     Due to Bankers Trust .....................................            3,762
     Payable for Shares of Beneficial Interest Redeemed .......       89,485,031
     Accrued Expenses and Other ...............................          105,688
                                                                  --------------
Total Liabilities .............................................       89,594,481
                                                                  --------------
Net Assets ....................................................   $1,218,455,378
                                                                  ==============
Shares Outstanding ($0.001 par value per share, unlimited
     number of shares of beneficial interest authorized) ......       73,048,954
                                                                  ==============
Net Asset Value, Offering and Redemption Price Per Share
     (net assets divided by shares outstanding) ...............   $        16.68
                                                                  ==============
Composition of Net Assets
     Paid-in Capital ..........................................   $  878,412,029
     Undistributed Net Investment Income ......................            3,587
     Accumulated Net Realized Gain from Investments and
       Futures Transactions ...................................        2,910,006
     Net Unrealized Appreciation on Investments and
       Futures Contracts ......................................      337,129,756
                                                                  --------------
Net Assets, December 31, 1996 .................................   $1,218,455,378
                                                                  ==============

================================================================================

Statement of Operations For the year ended December 31, 1996
--------------------------------------------------------------------------------

Investment Income
Income Allocated from Equity 500 Index Portfolio, net ...........  $ 23,870,988
                                                                   ------------
Expenses
     Administration and Services Fees ...........................       541,924
     Registration Fees ..........................................       101,767
     Printing and Shareholder Reports ...........................        31,767
     Professional Fees ..........................................        14,829
     Trustees Fees ..............................................         7,277
     Miscellaneous ..............................................         6,000
                                                                   ------------
     Total Expenses .............................................       703,564
     Less: Expenses Absorbed by Bankers Trust ...................      (658,635)
                                                                   ------------
          Net Expenses ..........................................        44,929
                                                                   ------------
Net Investment Income ...........................................    23,826,059
                                                                   ------------
Realized and Unrealized Gain on Investments and Futures Contracts
     Net Realized Gain from Investment Transactions .............    10,696,906
     Net Realized Gain from Futures Transactions ................     4,385,567
     Net Change in Unrealized Appreciation on Investments and
       Futures Contracts ........................................   189,718,387
                                                                   ------------
Net Realized and Unrealized Gain on Investments and
     Futures Contracts ..........................................   204,800,860
                                                                   ------------
Net Increase in Net Assets from Operations ......................  $228,626,919
                                                                   ============

                  See Notes to Financial Statements on Page 8

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Equity 500 Index Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      For the         For the
                                                                                    year ended       year ended
                                                                                December 31, 1996  December 31, 1995
                                                                                 ---------------   -------------
Increase (Decrease) in Net Assets from:
Operations
     Net Investment Income ....................................................  $    23,826,059   $  13,634,670
     Net Realized Gain from Investments and Futures Transactions ..............       15,082,473       3,191,697
     Net Change in Unrealized Appreciation on Investments and Futures Contracts      189,718,387     148,857,754
                                                                                 ---------------   -------------
Net Increase in Net Assets from Operations ....................................      228,626,919     165,684,121
                                                                                 ---------------   -------------
Distributions to Shareholders
     Net Investment Income ....................................................      (23,827,671)    (13,707,456)
     Net Realized Gain from Investments and Futures Transactions ..............       (8,995,034)     (3,288,270)
                                                                                 ---------------   -------------
Total Distributions ...........................................................      (32,822,705)    (16,995,726)
                                                                                 ---------------   -------------
Capital Transactions in Shares of Beneficial Interest
     Proceeds from Sales of Shares ............................................      477,475,997     412,369,528
     Dividend Reinvestments ...................................................       26,683,658      15,722,534
     Cost of Shares Redeemed ..................................................     (282,059,871)   (147,444,731)
                                                                                 ---------------   -------------
Net Increase from Capital Transactions in Shares of Beneficial Interest .......      222,099,784     280,647,331
                                                                                 ---------------   -------------
Total Increase in Net Assets ..................................................      417,903,998     429,335,726
Net Assets
Beginning of Year .............................................................      800,551,380     371,215,654
                                                                                 ---------------   -------------
End of Year (including undistributed net investment income
  of $3,587 and $5,199 for 1996 and 1995, respectively) .......................  $ 1,218,455,378   $ 800,551,380
                                                                                 ===============   =============

                  See Notes to Financial Statements on Page 8

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Equity 500 Index Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for the Equity 500 Index Fund.

                                                                             For the year ended                    December 31, 1992
                                                                                December 31,                         (Commencement
                                                              1996           1995           1994           1993      of Operations)
                                                           ----------     ----------     ----------     ----------     ---------

Per Share Operating Performance:
Net Asset Value, Beginning of Period ....................  $    13.97     $    10.44     $    10.68     $    10.00     $   10.00
                                                           ----------     ----------     ----------     ----------     ---------
Income from Investment Operations
     Net Investment Income ..............................        0.33           0.30           0.28           0.25          --
     Net Realized and Unrealized Gain (Loss) on
       Investments and Futures Transactions .............        2.82           3.59          (0.13)          0.73          --
                                                           ----------     ----------     ----------     ----------     ---------
Total from Investment Operations ........................        3.15           3.89           0.15           0.98          --
                                                           ----------     ----------     ----------     ----------     ---------
Distributions to Shareholders
     Net Investment Income ..............................       (0.33)         (0.30)         (0.28)         (0.25)         --
     Net Realized Gain from Investments and Futures
       Transactions .....................................       (0.11)         (0.06)         (0.11)         (0.05)         --
                                                           ----------     ----------     ----------     ----------     ---------
     Total Distributions ................................       (0.44)         (0.36)         (0.39)         (0.30)         --
                                                           ----------     ----------     ----------     ----------     ---------
Net Asset Value, End of Period ..........................  $    16.68     $    13.97     $    10.44     $    10.68     $   10.00
                                                           ==========     ==========     ==========     ==========     =========
Total Investment Return .................................       22.75%         37.59%          1.40%          9.84%         --
Supplemental Data and Ratios:
     Net Assets, End of Period (000s omitted) ...........  $1,218,455     $  800,551     $  371,216     $  170,508     $   9,335
     Ratios to Average Net Assets:
          Net Investment Income .........................        2.20%          2.52%          2.84%          2.67%         --
          Expenses, including expenses of the
            Equity 500 Index Portfolio ..................        0.10%          0.10%          0.10%          0.10%         --
            Decrease Reflected in Above Expense Ratio Due
              to Absorption of Expenses by Bankers Trust         0.11%          0.13%          0.13%          0.25%         --

                  See Notes to Financial Statements on Page 8

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Equity 500 Index Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A.  Organization

BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. The Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund invests substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1996, the Fund's investment was 67.51% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D.  Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

E.  Other

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

Note 2--Fees and Transactions with Affiliates

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1996, this fee aggregated $541,924.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

From January 1, 1996 to October 31, 1996, Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.10 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio.

As of November 1, 1996, Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to
0.02 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 0.10 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1996, expenses of the Fund have been reduced by $658,635.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposed expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000 and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

Note 3--Shares of Beneficial Interest

At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          For the year ended             For the year ended
                           December 31, 1996              December 31, 1995
                       --------------------------    --------------------------
                         Shares        Amount          Shares         Amount
                       ----------   -------------    ----------   -------------

Sold ...............   31,364,322   $ 477,475,997    32,375,846   $ 412,369,528
Reinvested .........    1,675,605      26,683,658     1,206,449      15,722,534
Redeemed ...........  (17,316,172)   (282,059,871)  (11,827,395)   (147,444,731)
Net Increase .......   15,723,755   $ 222,099,784    21,754,900   $ 280,647,331

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Equity 500 Index Fund

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Equity 500 Index Fund (one of the Funds comprising BT Institutional Funds) as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Fund of BT Institutional Funds as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
January 27, 1997

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Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1996
--------------------------------------------------------------------------------

    Shares                   Description                           Value
    ------                   -----------                           -----

             COMMON STOCKS - 93.88%
             Aerospace - 2.00%
   114,744   Boeing Co. ................................        $12,205,893
    17,022   General Dynamics Corp. ....................          1,200,051
    64,745   Lockheed Martin Corp. .....................          5,924,168
    69,576   McDonnell Douglas Corp. ...................          4,452,864
    17,079   Northrop Grumman Corp. ....................          1,413,287
    77,514   Raytheon Co. ..............................          3,730,361
    71,924   Rockwell International Corp. ..............          4,378,374
    79,512   United Technologies Corp. .................          5,247,792
                                                             --------------
                                                                 38,552,790
                                                             --------------
             Airlines - 0.30%
    28,102   AMR Corp. .................................          2,476,489
    26,649   Delta Air Lines, Inc. .....................          1,888,748
    45,100   Southwest Airlines Co. ....................            997,838
    20,915   USAir Group, Inc. .........................            488,888
                                                             --------------
                                                                  5,851,963
                                                             --------------
             Apparel, Textiles - 0.62%
    16,503   Charming Shoppes, Inc. (a) ................             83,546
    77,614   Corning, Inc. .............................          3,589,648
    18,200   Fruit of the Loom, Inc. Cl. A (a) .........            689,325
    25,303   Liz Claiborne, Inc. .......................            977,328
    61,348   Nike, Inc. Cl. B ..........................          3,665,543
    24,429   Reebok International Ltd. .................          1,026,018
     7,511   Russell Corp. .............................            223,452
     7,504   Spring Industries, Inc. Cl. A .............            322,672
     6,149   Stride Rite Corp. .........................             61,490
    20,415   V.F. Corp. ................................          1,378,013
                                                             --------------
                                                                 12,017,035
                                                             --------------
             Auto Related - 2.20%
    12,500   AutoZone, Inc. (a) ........................            343,750
   236,702   Chrysler Corp. ............................          7,811,166
    12,534   Cummins Engine, Inc. ......................            576,564
    26,574   Dana Corp. ................................            866,977
    27,782   Eaton Corp. ...............................          1,937,794
    21,444   Echlin Inc. ...............................            678,167
   375,964   Ford Motor Co. ............................         11,983,852
   246,284   General Motors Corp. ......................         13,730,333
    43,084   Genuine Parts Co. .........................          1,917,238
    13,490   PACCAR Inc. ...............................            917,320
    24,643   Parker-Hannifin Corp. .....................            954,916
    12,748   Timken Co. ................................            584,814
                                                             --------------
                                                                 42,302,891
                                                             --------------
             Banks - 6.85%
    35,234   Ahmanson (H.F.) & Co. .....................          1,145,105
   141,134   Banc One Corp. ............................          6,068,762
    50,567   Bank of Boston Corp. ......................          3,248,930
   132,000   Bank of New York Company, Inc. ............          4,455,000
   116,436   BankAmerica Corp. .........................         11,614,491
    65,494   Barnett Banks, Inc. .......................          2,693,441
    52,454   Boatmen's Bancshares, Inc. ................          3,383,283
   139,052   Chase Manhattan Corp. .....................        $12,410,391
   148,766   Citicorp Co. ..............................         15,322,898
    39,000   Comerica Inc. .............................          2,042,625
    74,964   Corestates Financial Corp. ................          3,888,757
    37,100   Fifth Third Bancorp .......................          2,330,344
   106,536   First Chicago NBD Corp. ...................          5,726,310
    92,250   First Union Corp. .........................          6,826,500
    13,717   Golden West Financial Corp. ...............            865,886
    48,784   Great Western Financial Corp. .............          1,414,736
    75,400   KeyCorp ...................................          3,807,700
    43,862   Mellon Bank Corp. .........................          3,114,202
    62,560   Morgan (J.P.) & Company, Inc. .............          6,107,420
    66,500   National City Corp. .......................          2,984,187
    94,326   NationsBank Corp. .........................          9,220,366
   124,208   Norwest Corp. .............................          5,403,048
    14,300   Republic New York Corp. ...................          1,167,238
    67,160   Suntrust Banks, Inc. ......................          3,307,630
    53,188   U.S. Bancorp ..............................          2,390,136
    49,100   Wachovia Corp. ............................          2,774,150
    30,170   Wells Fargo & Co. .........................          8,138,357
                                                             --------------
                                                                131,851,893
                                                             --------------
             Beverages - 3.57%
   162,180   Anheuser-Busch Companies, Inc. ............          6,487,200
     7,519   Brown Forman, Inc. Cl. B ..................            343,994
   806,922   Coca-Cola Co. .............................         42,464,270
     5,668   Coors (Adolph), Inc. Cl. B ................            107,692
   498,694   PepsiCo Inc. ..............................         14,586,800
   124,337   Seagram Ltd. ..............................          4,818,059
                                                             --------------
                                                                 68,808,015
                                                             --------------
             Building & Construction - 0.65%
    13,283   Armstrong World Industries, Inc. ..........            923,168
     6,490   Centex Corp. ..............................            244,186
     9,466   Crane Co. .................................            274,514
     8,706   Fleetwood Enterprises, Inc. ...............            239,415
   151,151   Home Depot, Inc. ..........................          7,576,444
    55,611   Masco Corp. ...............................          2,001,996
    12,950   Owens Corning .............................            551,994
    23,130   Stanley Works .............................            624,510
                                                             --------------
                                                                 12,436,227
                                                             --------------
             Building, Forest Products - 0.46%
    19,603   Boise Cascade Corp. .......................            622,395
    33,528   Champion International Corp. ..............          1,450,086
    29,801   Georgia-Pacific Corp. .....................          2,145,672
    10,377   Johnson Controls, Inc. ....................            859,994
     1,845   Kaufman & Broad Home Corp. ................             23,754
    27,758   Louisiana Pacific Corp. ...................            586,388
     4,501   Potlatch Corp. ............................            193,543
    62,594   Weyerhaeuser Co. ..........................          2,965,391
                                                             --------------
                                                                  8,847,223
                                                             --------------
             Chemicals & Toxic Waste - 2.94%
    32,204   Air Products & Chemical Corp. .............          2,226,101

                  See Notes to Financial Statements on Page 18

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Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1996
--------------------------------------------------------------------------------

    Shares                   Description                           Value
    ------                   -----------                           -----

    87,440   Amgen Inc. (a) ............................        $ 4,754,550
    76,576   Dow Chemical Co. ..........................          6,001,644
   178,996   Du Pont (E.I.) de Nemours & Co. ...........         16,892,747
    27,481   Eastman Chemical Co. ......................          1,518,325
     9,350   FMC Corp. (a) .............................            655,669
    30,749   Grace (W.R.) & Co. ........................          1,591,261
    23,296   Great Lakes Chemical Corp. ................          1,089,088
    35,514   Hercules, Inc. ............................          1,535,980
    27,402   Mallinckrodt, Inc. ........................          1,209,113
   188,020   Monsanto Co. ..............................          7,309,277
    48,606   Morton International, Inc. ................          1,980,695
    16,525   Nalco Chemical Co. ........................            596,966
    56,642   PPG Industries, Inc. ......................          3,179,032
    16,038   Raychem Corp. .............................          1,285,045
    22,259   Rohm & Haas Co. ...........................          1,816,891
    18,600   Sigma-Aldrich Corp. .......................          1,161,338
    44,017   Union Carbide Corp. .......................          1,799,195
                                                             --------------
                                                                 56,602,917
                                                             --------------
             Computer Services - 1.02%
    56,100   3Com Corp. (a) ............................          4,116,337
    87,012   Automatic Data Processing, Inc. ...........          3,730,639
    51,400   Cabletron Systems, Inc. (a) ...............          1,709,050
   124,050   CUC International, Inc. (a) ...............          2,946,188
    59,400   Dell Computer Corp. (a) ...................          3,155,625
    75,200   EMC Corp. (a) .............................          2,491,000
    58,015   Silicon Graphics, Inc. (a) ................          1,479,383
                                                             --------------
                                                                 19,628,222
                                                             --------------
             Computer Software - 3.26%
   210,900   Cisco Systems, Inc. (a) ...................         13,418,512
   115,350   Computer Associates International Inc. ....          5,738,663
   382,300   Microsoft Corp. (a) .......................         31,587,538
   208,404   Oracle Corp. (a) ..........................          8,700,867
    83,100   Seagate Technology (a) ....................          3,282,450
                                                             --------------
                                                                 62,728,030
                                                             --------------
             Containers - 0.25%
    27,930   Avery Dennison Corp. ......................            988,024
     2,854   Ball Corp. ................................             74,204
    42,650   Crown Cork & Seal Company, Inc. ...........          2,319,094
    26,249   Stone Container Corp. .....................            390,454
    19,322   Temple-Inland, Inc. .......................          1,045,803
                                                             --------------
                                                                  4,817,579
                                                             --------------
             Cosmetics & Toiletries - 0.95%
     1,399   Alberto-Culver Co. Cl. B ..................             67,152
    45,028   Avon Products, Inc. .......................          2,572,225
   178,408   Gillette Co. ..............................         13,871,222
    39,387   International Flavors & Fragrance, Inc. ...          1,772,415
                                                             --------------
                                                                 18,283,014
                                                             --------------
             Diversified - 1.36%
    47,469   Allegheny Teledyne, Inc. ..................          1,091,787
    20,702   Ceridian Corp. (a) ........................            838,431
    46,600   First Bank System, Inc. ...................        $ 3,180,450
    35,100   Loews Corp. ...............................          3,308,175
   134,578   Minnesota Mining & Manufacturing Co. ......         11,153,152
     3,927   NACCO Industries, Inc. Cl. A ..............            210,094
    40,064   Pall Corp. ................................          1,021,632
    51,715   Praxair, Inc. .............................          2,385,354
    22,420   Supervalu, Inc. ...........................            636,168
    24,303   Textron, Inc. .............................          2,290,558
                                                             --------------
                                                                 26,115,801
                                                             --------------
             Drugs - 5.43%
   201,966   American Home Products Corp. ..............         11,840,257
   163,289   Bristol Myers Squibb Co. ..................         17,757,679
   178,370   Lilly (Eli) & Co. .........................         13,021,010
   385,297   Merck & Company, Inc. .....................         30,534,787
   205,104   Pfizer Inc. ...............................         16,997,994
   118,558   Schering-Plough Corp. .....................          7,676,630
    89,786   Warner-Lambert Co. ........................          6,733,950
                                                             --------------
                                                                104,562,307
                                                             --------------
             Electrical Equipment - 4.26%
   527,222   General Electric Co. ......................         52,129,075
    46,700   General Instrument Corp. (a) ..............          1,009,887
    15,572   General Signal Corp. ......................            665,703
    15,665   Grainger (W.W.), Inc. .....................          1,257,116
   324,040   Hewlett-Packard Co. .......................         16,283,010
    39,023   ITT Corp. (New) (a) .......................          1,692,623
    39,123   ITT Hartford Group, Inc. ..................          2,640,802
    39,023   ITT Industries, Inc. ......................            956,064
    53,532   Tyco International Ltd. ...................          2,830,505
   129,910   Westinghouse Electric Corp. ...............          2,581,961
                                                             --------------
                                                                 82,046,746
                                                             --------------
             Electronics - 4.30%
    46,741   Advanced Micro Devices, Inc. (a) ..........          1,203,581
    88,306   AlliedSignal, Inc. ........................          5,916,502
    74,873   AMP Inc. ..................................          2,873,251
    57,200   Applied Materials (a) .....................          2,055,625
    74,300   Emerson Electric Co. ......................          7,188,525
    14,371   Harris Corp. ..............................            986,210
   263,014   Intel Corp. ...............................         34,438,396
    43,800   LSI Logic Corp. (a) .......................          1,171,650
    65,700   Micron Technology, Inc. ...................          1,913,512
   188,142   Motorola, Inc. ............................         11,547,215
    48,026   National Semiconductor Corp. (a) ..........          1,170,634
    81,301   Northern Telecom Ltd. .....................          5,030,499
    12,825   Perkin-Elmer Corp. ........................            755,072
    17,638   Scientific-Atlanta, Inc. ..................            264,570
     7,938   Tektronix, Inc. ...........................            406,823
    59,328   Texas Instruments, Inc. ...................          3,782,160
    20,800   Thomas & Betts Corp. ......................            923,000
     5,527   Trinova Corp. .............................            201,045
    14,359   Western Atlas, Inc. (a) ...................          1,017,694
                                                             --------------
                                                                 82,845,964
                                                             --------------

                  See Notes to Financial Statements on Page 18

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Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1996
--------------------------------------------------------------------------------

    Shares                   Description                           Value
    ------                   -----------                           -----

             Environmental Control - 0.41%
    67,335   Browning-Ferris Industries, Inc. ..........        $ 1,767,544
    69,400   Laidlaw, Inc. Cl. B .......................            798,100
     6,726   Safety-Kleen ..............................            110,138
   162,358   WMX Technologies, Inc. ....................          5,296,930
                                                             --------------
                                                                  7,972,712
                                                             --------------
             Financial Services - 3.75%
   155,166   American Express Co. ......................          8,766,879
    19,352   Beneficial Corp. ..........................          1,226,433
    52,974   Dean Witter, Discover & Co. ...............          3,509,527
    59,256   Federal Home Loan Mortgage Corp. ..........          6,525,567
   345,864   Federal National Mortgage Assn ............         12,883,434
   149,200   First Data Corp. ..........................          5,445,800
    87,144   Fleet Financial Group, Inc. ...............          4,346,307
    46,200   Green Tree Financial Corp. ................          1,784,475
    31,158   Household International, Inc. .............          2,874,325
    68,745   MBNA Corp. ................................          2,852,918
    50,938   Merrill Lynch & Co., Inc. .................          4,151,447
    45,700   Morgan Stanley Group, Inc. ................          2,610,613
   115,333   PNC Banc Corp. ............................          4,339,404
    38,233   Salomon, Inc. .............................          1,801,730
   201,912   Travelers Group, Inc. .....................          9,161,757
                                                             --------------
                                                                 72,280,616
                                                             --------------
             Food Services, Lodging - 0.59%
    46,319   Darden Restaurants, Inc. ..................            405,291
   220,114   McDonald's Corp. ..........................          9,960,159
    43,462   Wendy's International, Inc. ...............            890,971
                                                             --------------
                                                                 11,256,421
                                                             --------------
             Foods - 2.91%
   178,802   Archer-Daniels-Midland Co. ................          3,933,644
    77,477   Campbell Soup Co. .........................          6,217,529
    73,516   ConAgra, Inc. .............................          3,657,421
    49,230   CPC International, Inc. ...................          3,815,325
    48,619   General Mills, Inc. .......................          3,081,229
   123,675   Heinz, (H.J.) Co. .........................          4,421,381
    38,094   Hershey Foods Corp. .......................          1,666,613
    65,207   Kellogg Co. ...............................          4,279,209
    23,500   Pioneer Hi-Bred International, Inc. .......          1,645,000
    47,484   Quaker Oats Co. ...........................          1,810,328
    30,705   Ralston Purina Co. ........................          2,252,979
   150,387   Sara Lee Corp. ............................          5,601,916
    61,710   Sysco Corp. ...............................          2,013,289
    52,717   Unilever N.V., ADR ........................          9,238,654
    21,827   Whitman Corp. .............................            499,293
    33,492   Wrigley (WM) Jr. Co. ......................          1,883,925
                                                             --------------
                                                                 56,017,735
                                                             --------------
             Forest Products & Paper - 0.06%
    16,000   Willamette Industries, Inc. ...............          1,118,000

             Healthcare - 1.10%
   245,022   Abbott Laboratories .......................         12,434,866

   212,322   Columbia/HCA Healthcare Corp. .............        $ 8,652,122
                                                             --------------
                                                                 21,086,988
                                                             --------------
             Hospital Supplies & Healthcare - 2.53%
    23,601   Allergan, Inc. ............................            840,786
    31,534   Alza Corp. (a) ............................            815,942
    12,477   Bard (C.R.), Inc. .........................            349,356
    18,223   Bausch & Lomb, Inc. .......................            637,805
    92,463   Baxter International, Inc. ................          3,790,983
    42,332   Becton, Dickinson Co. .....................          1,836,150
    20,682   Beverly Enterprises (a) ...................            263,695
    37,950   Biomet, Inc. ..............................            573,994
    59,400   Boston Scientific Corp. (a) ...............          3,564,000
    23,200   Guidant Corp. .............................          1,322,400
    54,200   Humana, Inc. (a) ..........................          1,036,575
   424,396   Johnson & Johnson .........................         21,113,701
    18,360   Manor Care, Inc. ..........................            495,720
    79,552   Medtronic, Inc. ...........................          5,409,536
    10,274   Shared Medical Systems Corp. ..............            505,995
    27,219   St. Jude Medical, Inc. (a) ................          1,160,210
    62,510   Tenet Healthcare Corp. (a) ................          1,367,406
    61,300   United Healthcare Corp. ...................          2,758,500
    21,548   US Surgical Corp. .........................            848,453
                                                             --------------
                                                                 48,691,207
                                                             --------------
             Hotel/Motel - 0.37%
    43,200   HFS, Inc. (a) .............................          2,581,200
    80,341   Hilton Hotels Corp. .......................          2,098,909
    44,190   Marriott International, Inc. ..............          2,441,497
                                                             --------------
                                                                  7,121,606
                                                             --------------
             Household Furnishings - 0.17%
    20,612   Maytag Corp. ..............................            407,087
    47,858   Newell Co. ................................          1,507,527
    27,339   Whirlpool Corp. ...........................          1,274,681
                                                             --------------
                                                                  3,189,295
                                                             --------------
             Household Products - 1.65%
    17,652   Clorox Co. ................................          1,771,819
    47,651   Colgate-Palmolive Co. .....................          4,395,805
   218,470   Procter & Gamble Co. ......................         23,485,525
    44,002   Rubbermaid, Inc. ..........................          1,001,046
    22,196   Tupperware Corp. ..........................          1,190,261
                                                             --------------
                                                                 31,844,456
                                                             --------------
             Insurance - 3.18%
    50,459   Aetna, Inc. ...............................          4,036,720
     6,909   Alexander & Alexander Services, Inc. ......            120,044
   142,450   Allstate Corp. ............................          8,244,294
    68,654   American General Corp. ....................          2,806,232
   148,767   American International Group, Inc. ........         16,104,028
    31,700   Aon Corp. .................................          1,969,362
    57,972   Chubb Corp. ...............................          3,115,995
    25,833   Cigna Corp. ...............................          3,529,434
    27,378   General Re Corp. ..........................          4,318,879

                  See Notes to Financial Statements on Page 18

================================================================================
Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1996
--------------------------------------------------------------------------------

    Shares                   Description                           Value
    ------                   -----------                           -----

    19,477   Jefferson-Pilot Corp. .....................        $ 1,102,885
    28,510   Lincoln National Corp. ....................          1,496,775
    24,962   Marsh & McLennan Companies, Inc. ..........          2,596,048
    14,000   MBIA, Inc. ................................          1,417,500
    19,300   MGIC Investment Corp. .....................          1,466,800
    31,598   Providian Corp. ...........................          1,623,347
    43,302   SAFECO Corp. ..............................          1,707,723
    30,130   St. Paul Companies, Inc. ..................          1,766,371
    18,834   Torchmark Corp. ...........................            951,117
    26,000   UNUM Corp. ................................          1,878,500
    30,017   USF&G Corp. ...............................            626,605
    11,930   USLife Corp. ..............................            396,673
                                                             --------------
                                                                 61,275,332
                                                             --------------
             Leisure Related - 1.13%
    29,114   American Greetings Corp. Cl. A ............            826,110
    24,842   Brunswick Corp. ...........................            596,208
   215,457   Disney (Walt) Co. .........................         15,001,194
    18,939   Harcourt General, Inc. ....................            873,561
    37,115   Harrah's Entertainment, Inc. (a) ..........            737,661
    29,425   Hasbro, Inc. ..............................          1,143,897
     5,839   Jostens, Inc. .............................            123,349
    90,965   Mattel, Inc. ..............................          2,524,279
                                                             --------------
                                                                 21,826,259
                                                             --------------
             Machinery - 1.32%
    25,971   Black & Decker Corp. ......................            782,376
    10,182   Briggs & Stratton Corp. ...................            448,008
    26,000   Case Corp. ................................          1,417,000
    64,082   Caterpillar, Inc. .........................          4,822,171
     7,847   Cincinnati Milacron, Inc. .................            171,653
    38,648   Cooper Industries, Inc. ...................          1,628,047
    84,923   Deere & Co. ...............................          3,449,997
    36,204   Dover Corp. ...............................          1,819,251
    59,882   Dresser Industries, Inc. ..................          1,856,342
    30,130   Echo Bay Mines Ltd. .......................            199,611
    15,447   Giddings & Lewis, Inc. ....................            198,880
    15,322   Harnischfeger Industries, Inc. ............            737,371
    40,496   Illinois Tool Works .......................          3,234,618
    34,831   Ingersoll-Rand Co. ........................          1,549,980
     9,792   Millipore Corp. ...........................            405,144
    10,958   Navistar International Corp. (a) ..........             99,992
    14,394   Snap-On, Inc. .............................            512,786
    39,872   TRW, Inc. .................................          1,973,664
                                                             --------------
                                                                 25,306,891
                                                             --------------
             Metals - 1.31%
    66,036   Alcan Aluminium Ltd. ......................          2,220,460
    57,900   Aluminum Co. of America ...................          3,691,125
    66,735   Armco, Inc. (a) ...........................            275,282
    16,649   Asarco, Inc. ..............................            414,144
   120,900   Barrick Gold Corp. ........................          3,475,875
    46,200   Battle Mountain Gold Co. ..................            317,625
    42,349   Bethlehem Steel Corp. (a) .................            381,141
    23,594   Cyprus Amax Minerals Co. ..................            551,510
    36,408   Engelhard Corp. ...........................        $   696,303
    31,700   Freeport-McMoRan Copper & Gold, Inc. Cl. B             947,037
    58,143   Homestake Mining Co. ......................            828,538
    52,766   Inco Ltd. .................................          1,681,916
    17,603   Inland Steel Industries, Inc. .............            352,060
    34,534   Newmont Mining Corp. ......................          1,545,397
    25,594   Nucor Corp. ...............................          1,305,294
    21,408   Phelps Dodge Corp. ........................          1,445,040
    80,604   Placer Dome, Inc. .........................          1,753,137
    24,349   Reynolds Metals Co. .......................          1,372,675
    38,808   Santa Fe Pacific Gold Corp. ...............            596,673
    31,677   USX-U.S. Steel Group ......................            993,866
    21,679   Worthington Industries, Inc. ..............            392,932
                                                             --------------
                                                                 25,238,030
                                                             --------------
             Miscellaneous - 0.10%
         1   ACNielsen Corp. (a) .......................                 15
    58,479   Cognizant Corp. ...........................          1,929,807
                                                             --------------
                                                                  1,929,822
                                                             --------------
             Office Equipment & Computers - 2.90%
    43,662   Alco Standard Corp. .......................          2,254,051
    33,957   Amdahl Corp. (a) ..........................            411,729
    42,342   Apple Computer, Inc. (a) ..................            883,889
    19,514   Autodesk, Inc. ............................            546,392
    85,713   Compaq Computer Corp. (a) .................          6,364,190
    25,886   Computer Sciences Corp. (a) ...............          2,125,888
     5,545   Data General Corp. (a) ....................             80,402
    48,432   Digital Equipment Corp. (a) ...............          1,761,714
    41,319   Honeywell, Inc. ...........................          2,716,724
     8,246   Intergraph Corp. (a) ......................             84,522
   166,041   IBM Corp. .................................         25,072,191
    23,079   Moore Corp. Ltd. ..........................            470,235
   109,692   Novell, Inc. (a) ..........................          1,038,646
    47,498   Pitney Bowes, Inc. ........................          2,588,641
   120,556   Sun Microsystems, Inc. (a) ................          3,096,782
    30,060   Tandem Computers, Inc. (a) ................            413,325
    59,499   Unisys Corp. (a) ..........................            401,618
   106,235   Xerox Corp. ...............................          5,590,617
                                                             --------------
                                                                 55,901,556
                                                             --------------
             Oil Related - 8.81%
    31,493   Amerada Hess Corp. ........................          1,822,657
   157,902   Amoco Corp. ...............................         12,711,111
    16,487   Ashland, Inc. .............................            723,367
    50,825   Atlantic Richfield Co. ....................          6,734,312
    46,644   Baker Hughes, Inc. ........................          1,609,218
    41,000   Burlington Resources, Inc. ................          2,065,375
   213,766   Chevron Corp. .............................         13,894,790
   397,057   Exxon Corp. ...............................         38,911,586
    28,581   Fluor Corp. ...............................          1,793,458
    17,338   Foster Wheeler Corp. ......................            643,673
    40,690   Halliburton Co. ...........................          2,451,572
    10,308   Helmerich & Payne, Inc. ...................            537,305
    13,032   Kerr-McGee Corp. ..........................            938,304

                  See Notes to Financial Statements on Page 18

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Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1996
--------------------------------------------------------------------------------

    Shares                   Description                           Value
    ------                   -----------                           -----

    10,262   Louisiana Land & Exploration Co. ..........        $   550,300
    25,587   McDermott International, Inc. .............            425,384
   126,571   Mobil Corp. ...............................         15,473,305
    49,728   Noram Energy Corp. ........................            764,568
   106,414   Occidental Petroleum Corp. ................          2,487,427
    26,079   Oryx Energy Co. (a) .......................            645,455
    17,754   Pennzoil Co. ..............................          1,003,101
    79,606   Phillips Petroleum Co. ....................          3,522,566
    31,100   Rowan Companies, Inc. (a) .................            703,638
   171,101   Royal Dutch Petroleum Co. .................         29,215,496
    20,069   Santa Fe Energy Resources, Inc. (a) .......            278,457
    77,481   Schlumberger Ltd. .........................          7,738,415
    29,345   Sun Co. ...................................            715,284
    59,234   Tenneco, Inc. .............................          2,672,934
    86,461   Texaco, Inc. ..............................          8,483,986
    79,848   Union Pacific Resources Group, Inc. .......          2,335,554
    85,137   Unocal Corp. ..............................          3,458,691
    96,764   USX-Marathon Group ........................          2,310,241
    54,318   Williams Companies, Inc. ..................          2,036,925
                                                             --------------
                                                                169,658,455
                                                             --------------
             Paper - 0.90%
    11,831   Bemis Co. .................................            436,268
    99,044   International Paper Co. ...................          3,998,902
    31,335   James River Corp. .........................          1,037,972
    90,365   Kimberly-Clark Corp. ......................          8,607,266
    20,351   Mead Corp. ................................          1,182,902
    26,203   Union Camp Corp. ..........................          1,251,193
    25,760   Westvaco Corp. ............................            740,600
                                                             --------------
                                                                 17,255,103
                                                             --------------
             Pharmaceuticals - 0.34%
   166,832   Pharmacia & Upjohn, Inc. ..................          6,610,718
                                                             --------------
             Photography & Optical - 0.48%
   105,026   Eastman Kodak Co. .........................          8,428,337
    16,882   Polaroid Corp. ............................            734,367
                                                             --------------
                                                                  9,162,704
                                                             --------------
             Printing & Publishing - 1.21%
    31,791   Deluxe Corp. ..............................          1,041,155
    53,852   Donnelley (RR) & Sons Co. .................          1,689,606
    36,872   Dow Jones & Co. ...........................          1,249,039
    64,479   Dun & Bradstreet Corp. ....................          1,531,376
    46,596   Gannett Co. ...............................          3,488,875
     3,404   Harland (John H.) Co. .....................            112,332
    34,226   Knight-Ridder, Inc. .......................          1,309,145
    35,930   McGraw-Hill Companies, Inc. ...............          1,657,271
     4,336   Meredith Corp. ............................            228,724
    25,784   New York Times Co. Cl. A ..................            979,792
   178,715   Time Warner, Inc. .........................          6,701,813
    31,029   Times Mirror Co. Cl. A ....................          1,543,693
    21,698   Tribune Co. ...............................          1,711,430
                                                             --------------
                                                                 23,244,251
                                                             --------------
             Professional Services - 0.38%
    35,135   Block (H&R), Inc. .........................        $ 1,018,915
    15,800   Ecolab, Inc. ..............................            594,475
     8,025   EG&G, Inc. ................................            161,503
    23,007   Interpublic Group of Companies, Inc. ......          1,092,833
    18,726   National Service Industries, Inc. .........            699,884
    69,392   Service Corp International ................          1,942,976
    23,343   Transamerica Corp. ........................          1,844,097
                                                             --------------
                                                                  7,354,683
                                                             --------------
             Railroads - 0.93%
    47,062   Burlington Northern Santa Fe Corp. ........          4,064,980
    27,113   Conrail, Inc. .............................          2,701,133
    64,932   CSX Corp. .................................          2,743,377
    39,751   Norfolk Southern Corp. ....................          3,478,212
    81,247   Union Pacific Corp. .......................          4,884,976
                                                             --------------
                                                                 17,872,678
                                                             --------------
             Real Estate - 0.02%
    10,666   Pulte Corp. ...............................            327,979
                                                             --------------
             Retail - 3.74%
    83,102   Albertson's, Inc. .........................          2,960,509
    50,018   American Stores Co. .......................          2,044,486
    29,846   Circuit City Stores, Inc. .................            899,111
    37,419   CVS Corp. .................................          1,548,211
    66,708   Dayton Hudson Corp. .......................          2,618,289
    37,197   Dillard Department Stores, Inc. Cl. A .....          1,148,457
    71,100   Federated Department Stores, Inc. (a) .....          2,426,287
     5,679   Fleming Companies, Inc. ...................             97,963
    91,014   Gap, Inc. .................................          2,741,797
    17,593   Giant Food, Inc. Cl. A ....................            606,958
     8,325   Great Atlantic & Pacific Tea Company, Inc.             265,359
   164,403   Kmart Corp. (a) ...........................          1,705,681
    44,260   Kroger Co. (a) ............................          2,058,090
    89,747   Limited, Inc. .............................          1,649,101
     5,613   Longs Drug Stores Corp. ...................            275,739
    57,194   Lowe's Companies, Inc. ....................          2,030,387
    85,098   May Department Stores Co. .................          3,978,331
     8,430   Mercantile Stores Co. .....................            416,231
    27,329   Nordstrom, Inc. ...........................            968,471
    77,950   Penney (J.C.) Company, Inc. ...............          3,800,063
    15,812   Pep-Boys-Manny Moe & Jack .................            486,219
    68,299   Price/Costco, Inc. (a) ....................          1,716,012
    43,701   Rite Aid Corp. ............................          1,737,115
   122,009   Sears, Roebuck & Co. ......................          5,627,665
    23,337   Sherwin-Williams Co. ......................          1,306,872
    17,083   Tandy Corp. ...............................            751,652
    25,954   TJX Companies, Inc. .......................          1,229,571
    88,818   Toys 'R' Us Inc. (a) ......................          2,664,540
    83,734   Walgreen Co. ..............................          3,349,360
   730,548   Wal-Mart Stores, Inc. .....................         16,711,286
    41,680   Winn-Dixie Stores, Inc. ...................          1,318,130
    37,522   Woolworth Corp. (a) .......................            820,794
                                                             --------------
                                                                 71,958,737
                                                             --------------

                  See Notes to Financial Statements on Page 18

================================================================================
Equity 500 Index Portfolio

Schedule of Portfolio Investments December 31, 1996
--------------------------------------------------------------------------------

    Shares                   Description                           Value
    ------                   -----------                           -----

             Telecommunications - 3.90%
         1   360 Communications Co. (a) ................        $        23
   167,735   Airtouch Communications (a) ...............          4,235,309
    53,000   Alltel Corp. ..............................          1,662,875
   173,952   Ameritech Corp. ...........................         10,545,840
    20,184   Andrew Corp. (a) ..........................          1,071,013
    59,900   Bay Networks, Inc. (a) ....................          1,250,412
    95,562   Comcast Corp. Cl. A .......................          1,702,198
    38,890   DSC Communications Corp. (a) ..............            695,159
    17,300   Frontier Corp. ............................            391,413
   310,336   GTE Corp. .................................         14,120,288
     9,306   King World Productions, Inc. (a) ..........            343,159
   202,241   Lucent Technologies, Inc. .................          9,353,646
   225,420   MCI Communications Corp. ..................          7,368,416
   144,400   NYNEX Corp. ...............................          6,949,250
         1   TCI Satellite Entertainment, Inc. (a) .....                  6
   178,416   Tele-Communications, Inc. Cl. A (a) .......          2,330,559
    58,100   Tellabs, Inc. (a) .........................          2,186,013
    93,749   Viacom, Inc. Cl. B (a) ....................          3,269,496
   288,600   WorldCom, Inc. (a) ........................          7,521,638
                                                             --------------
                                                                 74,996,713
                                                             --------------
             Tire & Rubber - 0.19%
    19,051   Cooper Tire & Rubber Co. ..................            376,257
    13,452   Goodrich (B.F.) ...........................            544,806
    52,136   Goodyear Tire & Rubber Co. ................          2,678,487
                                                             --------------
                                                                  3,599,550
                                                             --------------
             Tobacco - 1.78%
    57,674   American Brands, Inc. .....................          2,862,072
   260,166   Philip Morris Companies, Inc. .............         29,301,196
    65,207   UST Corp. .................................          2,111,077
                                                             --------------
                                                                 34,274,345
                                                             --------------
             Trucking, Shipping - 0.12%
     6,782   Caliber System, Inc. ......................            130,554
    31,650   Federal Express (a) .......................          1,408,425
    30,417   Ryder Systems, Inc. .......................            855,478
                                                             --------------
                                                                  2,394,457
                                                             --------------
             Utilities - 7.18%
    56,110   American Electric Power Co. ...............          2,307,524
   517,106   AT&T Corp. ................................         22,494,111
    42,125   Baltimore Gas & Electric Co. ..............          1,126,844
   141,039   Bell Atlantic Corp. .......................          9,132,275
   314,132   BellSouth Corp. ...........................         12,683,080
    40,628   Carolina Power & Light Co. ................          1,482,922
    74,830   Central & South West Corp. ................          1,917,519
    49,022   CINergy Corp. .............................          1,636,109
    29,566   Coastal Corp. .............................          1,445,038
    14,735   Columbia Gas System, Inc. .................            937,514
    73,136   Consolidated Edison of New York, Inc. .....          2,139,228
    34,005   Consolidated Natural Gas Co. ..............          1,878,776
    51,606   Dominion Resources, Inc. ..................          1,986,831
    42,976   DTE Energy Co. ............................          1,391,348
    59,087   Duke Power Co. ............................        $ 2,732,774
     3,742   Eastern Enterprises .......................            132,373
   149,570   Edison International ......................          2,972,704
    85,966   Enron Corp. ...............................          3,707,284
    15,824   ENSERCH Corp. .............................            363,952
    80,907   Entergy Corp. .............................          2,245,169
    60,194   FPL Group, Inc. ...........................          2,768,924
    46,600   GPU, Inc. .................................          1,566,925
    93,156   Houston Industries, Inc. ..................          2,107,654
    39,542   Niagara Mohawk Power Corp. (a) ............            390,477
    10,369   NICOR, Inc. ...............................            370,692
    16,644   Northern States Power Co. .................            763,543
    61,984   Ohio Edison Co. ...........................          1,410,136
    12,491   ONEOK, Inc. ...............................            374,730
    38,300   PP&L Resources, Inc. ......................            880,900
    22,768   Pacific Enterprises .......................            691,578
   138,505   Pacific Gas & Electric Co. ................          2,908,605
   136,035   Pacific Telesis Group .....................          4,999,286
    82,789   PacifiCorp ................................          1,697,174
    51,358   PanEnergy Corp. ...........................          2,311,110
    78,684   PECO Energy Co. ...........................          1,986,771
     5,255   People's Energy ...........................            178,013
    85,994   Public Service Enterprise Corp. ...........          2,343,336
   191,262   SBC Communications, Inc. ..................          9,897,809
    31,010   Sonat, Inc. ...............................          1,597,015
   218,558   Southern Co. ..............................          4,944,875
   115,482   Sprint Corp. ..............................          4,604,845
    73,065   Texas Utilities Co. .......................          2,977,399
   162,128   US West, Inc. - Communications Group ......          5,228,628
   194,228   US West, Inc. - Media Group (a) ...........          3,593,218
    74,825   Unicom Corp. ..............................          2,029,628
    25,120   Union Electric Co. ........................            967,120
                                                             --------------
                                                                138,303,766
                                                             --------------
Total Common Stocks (Cost $1,328,011,568) ..............     $1,807,369,682
                                                             --------------

Principal
 Amount
---------
                  SHORT TERM INVESTMENTS - 1.77%
                  U.S. Treasury Bills - 1.77%
$4,053,000        5.30%, 1/23/97 .......................        $ 4,041,510
 1,545,000        4.98%, 3/6/97 (b) ....................          1,531,643
22,197,000        5.17%, 4/3/97 ........................         21,913,655
 6,734,000        5.12%, 4/24/97 .......................          6,628,620
                                                             --------------

Total  Short Term Investments (Cost $34,111,154) .......     $   34,115,428
                                                             --------------

Total Investments (Cost $1,362,122,722) - 95.65% .......     $1,841,485,110
         Other Assets Less Liabilities - 4.35% .........         83,738,456
                                                             --------------
Net Assets - 100% ......................................     $1,925,223,566
                                                             ==============

----------
(a)  Non-income producing security.
(b)  Held as collateral for futures contracts.

                  See Notes to Financial Statements on Page 18

================================================================================
Equity 500 Index Portfolio

Statement of Assets and Liabilities December 31, 1996
--------------------------------------------------------------------------------

Assets
     Investments, at Value (Cost of $1,362,122,722) ........    $ 1,841,485,110
     Cash ..................................................          1,855,461
     Receivable for Securities Sold ........................         90,070,988
     Dividends and Interest Receivable .....................          3,297,967
     Prepaid Expenses and Other ............................              8,847
                                                                ---------------
Total Assets ...............................................      1,936,718,373
                                                                ---------------
Liabilities
     Due to Bankers Trust ..................................            118,244
     Due to Equity 500 Index Fund ..........................            196,852
     Payable for Securities Purchased ......................         10,574,041
     Variation Margin Payable ..............................            580,386
     Accrued Expenses and Other ............................             25,284
                                                                ---------------
Total Liabilities ..........................................         11,494,807
                                                                ---------------
Net Assets .................................................    $ 1,925,223,566
                                                                ===============
Compositio of Net Assets
     Paid-in capital .......................................    $ 1,445,978,378
     Net Unrealized Appreciation on Investments ............        479,362,388
     Net Unrealized Depreciation on Futures Contracts ......           (117,200)
                                                                ---------------
Net Assets, December 31, 1996 ..............................    $ 1,925,223,566
                                                                ===============

================================================================================

Statement of Operations For the year ended December 31, 1996
--------------------------------------------------------------------------------

Investment Income
     Dividends (net of foreign withholding tax of $209,718) ....  $  32,142,522
     Interest ..................................................      2,415,557
                                                                  -------------
Total Investment Income ........................................     34,558,079
                                                                  -------------
Expenses
     Advisory Fees .............................................      1,505,963
     Administration and Services Fees ..........................        752,981
     Professional Fees .........................................         30,525
     Trustees Fees .............................................          9,865
     Miscellaneous .............................................         11,199
                                                                  -------------
     Total Expenses ............................................      2,310,533
     Less: Expenses Absorbed by Bankers Trust ..................       (870,024)
                                                                  -------------
          Net Expenses .........................................      1,440,509
                                                                  -------------
Net Investment Income ..........................................     33,117,570
                                                                  -------------
Realized and Unrealized Gain (Loss) on Investments and
  Futures Contracts
     Net Realized Gain from Investment Transactions ............     15,161,968
     Net Realized Gain from Futures Transactions ...............      6,251,719
     Net Change in Unrealized Appreciation on Investments ......    267,628,961
     Net Change in Unrealized Depreciation on Futures Contracts         (90,575)
                                                                  -------------
Net Realized and Unrealized Gain on Investments and
  Futures Contracts ............................................    288,952,073
                                                                  -------------
Net Increase in Net Assets from Operations .....................  $ 322,069,643
                                                                  =============

                  See Notes to Financial Statements on Page 18

================================================================================
Equity 500 Index Portfolio

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    For the           For the
                                                                                  year ended         year ended
                                                                              December 31, 1996   December 31, 1995
                                                                                ---------------   ---------------
Increase in Net Assets from:
Operations
     Net Investment Income ...................................................  $    33,117,570   $    19,425,500
     Net Realized Gain from Investments and Futures Transactions .............       21,413,687         4,687,899
     Net Change in Unrealized Appreciation on Investment and Futures Contracts      267,538,386       212,725,683
                                                                                ---------------   ---------------
Net Increase in Net Assets from Operations ...................................      322,069,643       236,839,082
                                                                                ---------------   ---------------
Capital Transactions
     Proceeds from Capital Invested ..........................................      854,711,041       474,637,337
     Value of Capital Withdrawn ..............................................     (332,293,144)     (190,511,921)
                                                                                ---------------   ---------------
Net Increase in Net Assets from Capital Transactions .........................      522,417,897       284,125,416
                                                                                ---------------   ---------------
Total Increase in Net Assets .................................................      844,487,540       520,964,498
Net Assets
Beginning of Year ............................................................    1,080,736,026       559,771,528
                                                                                ---------------   ---------------
End of Year ..................................................................  $ 1,925,223,566   $ 1,080,736,026
                                                                                ===============   ===============

================================================================================

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                              For the year ended                   December 31, 1992
                                                                                 December 31,                         (Commencement
                                                          1996              1995             1994          1993       of Operations)
                                                     --------------    --------------    -----------    -----------    -------------
Supplemental Data and Ratios:
Net Assets, End of Period (000s omitted) .........   $    1,925,224    $    1,080,736    $   559,772    $   151,805      $ 9,435
     Ratios to Average Net Assets:
     Net Investment Income .......................             2.20%             2.52%          2.84%          2.67%        --
     Expenses ....................................             0.10%             0.10%          0.10%          0.10%        --
     Decrease Reflected in Above Expense Ratio Due
       to Absorption of Expenses by Bankers Trust              0.05%             0.05%          0.06%          0.10%        --
Portfolio Turnover Rate ..........................               15%                6%            21%            31%        --
Average Commission Per Share* ....................   $        0.023

----------
* For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

                  See Notes to Financial Statements on Page 18

================================================================================
Equity 500 Index Portfolio

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Note 2--Fees and Transactions with Affiliates The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1996, this fee aggregated $752,981.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1996, this fee aggregated $1,505,963.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. On November 1, 1996, Bankers Trust agreed to reduce the expense ratio for the Equity 500 Index Portfolio from 0.10 of 1% to 0.08 of 1% of average daily net assets. This reduction changed the annualized expense ratio to 0.096 of 1% of the average daily net assets for the year ended December 31, 1996. For the year ended December 31, 1996, expenses of the Portfolio have been reduced by $870,024.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, 1996, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's Distributor.

Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Institutional Funds. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended December 31, 1996, the Equity 500 Index Portfolio paid brokerage commissions of $289,791.

Note 3--Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1996, were $679,809,069 and $217,908,533, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1996 was $1,370,096,954. The aggregate gross unrealized appreciation was $487,540,984, and the aggregate gross unrealized depreciation for all investments was $16,152,828 as of December 31, 1996.

Note 4--Futures Contracts

A summary of obligations under these financial instruments at December 31, 1996 is as follows:

                                                           Market    Unrealized
Type of Future         Expiration  Contracts  Position     Value    Depreciation
---------------------  ----------  ---------  --------  ----------- ------------
S&P 500 Index Futures  March 1997      85       Long    $31,641,250  $(117,200)

At December 31, 1996, the Portfolio has segregated $1,531,643 to cover margin requirements on open futures contracts.

================================================================================
Equity 500 Index Portfolio

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
January 27, 1997

BT INSTITUTIONAL FUNDS

Equity 500 Index Fund

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Institutional Funds may be obtained by calling or writing to DST Systems, Inc. or Edgewood Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT Institutional Funds
DST Systems, Inc.
210 West 10th St.
Kansas City, MO  64105

BT Institutional Funds
Edgewood Securities, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

You may write to the Equity 500 Index Fund at the following address:

BT Institutional Funds
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

                                                                Cusip #055924500
                                                                       STA481200